Nature of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1. Nature of Business
Nature of Operations
Cyclerion Therapeutics, Inc. (“Cyclerion”, the “Company” or “we”) became an independent public company on April 1, 2019 after Ironwood Pharmaceuticals, Inc. completed a tax-free
spin-off
of their sGC business. Cyclerion has one employee as of December 31, 2025 and also relies on a team of specialist consultants for its operations.
Cyclerion is focused on building a new pipeline of innovative therapeutics to address serious neuropsychiatric diseases. The Company’s current strategic focus is centered on the development of a novel therapeutic approach for treatment-resistant depression (“TRD”), which represents a substantial clinical and commercial opportunity. Over the past year, the Company has refined its strategic direction toward programs that combine established pharmacologic agents with enabling technologies designed to improve precision, reproducibility, and patient outcomes. As part of this strategy, Cyclerion has evaluated multiple opportunities and prioritized
CYC-126,
an individualized therapy for TRD as its foundational development program. In September 2025, the Company entered into a license agreement with the Massachusetts Institute of Technology (“MIT”) for intellectual property supporting this program (see Note 11), and in January 2026 entered into a collaboration and option-to-license
agreement with Medsteer SAS (“Medsteer”) to access certain technology, data assets, and technical know-how
related to drug delivery and physiological monitoring. The Company is advancing development planning, regulatory strategy, and commercial positioning for this program and intends to initiate a Phase 2 proof-of-concept
study in Australia in the second half of 2026.
In parallel with the advancement of its neuropsychiatric strategy, Cyclerion continues to evaluate opportunities related to its legacy soluble guanylate cyclase (“sGC”) stimulator assets, including potential collaborations, monetization opportunities, or other strategic transactions designed to maximize shareholder value.
Praliciguat is an orally administered, once-daily systemic sGC stimulator. On June 3, 2021, Cyclerion entered into a license agreement with Akebia Therapeutics Inc. (“Akebia”) relating to the exclusive worldwide license to Akebia of our rights to the development, manufacture, medical affairs and commercialization of pharmaceutical products containing praliciguat and other related products and forms thereof enumerated in such agreement. In 2021, Akebia paid a $3.0 million upfront payment to the Company upon signing of the license agreement.
On December 13, 2024, Cyclerion announced that Cyclerion and Akebia have re-negotiated
a mutually beneficial amendment to their exclusive license agreement for praliciguat, a systemic sGC stimulator. Under this new license amendment, Cyclerion will receive $1.75 million in amendment payments, of which $1.25 million was paid in December 2024 and an additional payment of $0.5 million was received in September 2025. In addition, Akebia is responsible for all intellectual property expenses associated with praliciguat. On December 1, 2025, Akebia publicly announced that it has recently initiated (defined as first patient dosed) Phase 2 clinical trials for the treatment of focal segmental glomerulosclerosis (“FSGS”) using praliciguat. Pursuant to the terms of amendment, upon initiation of a Phase 2 clinical trial in the U.S. for a product, a $1.0 million development milestone payment would be due to us and it was received in February 2026. The Company is eligible to receive additional milestone cash payments of up to approximately $557.5 million in total potential future development, regulatory, and commercialization milestone payments for praliciguat. In exchange for a reduction in certain development milestone payments, Cyclerion is eligible to receive certain higher-tiered sales-based royalties ranging from mid-single-digits
to twenty percent.
Olinciguat is a Phase 2, orally administered, once-daily, vascular sGC stimulator. On July 22, 2024, the Company entered into an Option to License Agreement (the “Option Agreement”) with a third party (the

“Optionee”), pursuant to which the Optionee had an option (the “Option”) to enter into an exclusive license to olinciguat for human therapeutics, subject to certain carveouts. Under the terms of the Option Agreement, the Optionee paid the Company an Option fee of $150,000 in August 2024 and subsequent fees totaling $80,000 to extend the term of the Option Agreement. The Optionee originally could exercise the Option on or before March 20, 2025, which was ultimately extended through August 22, 2025. Thereafter, the parties had an additional 60 days to negotiate the terms of a definitive license agreement. The parties were unable to agree upon the terms of a license agreement and the Company provided notice on October 23, 2025 that it was terminating the Option Agreement. The Company is currently exploring potential license opportunities for olinciguat.
Zagociguat is a clinical-stage
CNS-penetrant
sGC stimulator that has shown rapid improvement in cerebral blood flow, functional brain connectivity, brain response to visual stimulus, cognitive performance, and biomarkers associated mitochondrial function and inflammation in clinical studies. CY3018 is a
CNS-targeted
sGC stimulator that preferentially localizes to the brain and has a pharmacology profile that suggests its potential for the treatment of neuropsychiatric diseases and disorders. On July 28, 2023, the Company sold Zagociguat and CY3018 to Tisento Therapeutics, Inc. (“Tisento”), a newly formed private company focused on their development, in exchange for $8.0 million in cash consideration, $2.4 million as reimbursement for certain operating expenses related to zagociguat and CY3018 for the period between signing and closing of the transaction, and 10% of all of Tisento’s parent’s outstanding equity securities (“Tisento Parent”).
Cyclerion GmbH, a wholly owned subsidiary, was incorporated in Zug, Switzerland on May 3, 2019. The functional currency is the Swiss franc. Cyclerion GmbH was liquidated and de-registered
in May 2024.
Cyclerion Securities Corporation, a wholly owned subsidiary, was incorporated in Massachusetts on November 15, 2019 and was granted securities corporation status in Massachusetts.
Stock Purchase Agreement
In March 2023, the Company entered into a stock purchase agreement with the Company’s former Chief Executive Officer (the “CEO”) pursuant to which he invested $5 million in cash for 225,000 shares of common stock and 351,037 shares of Series A Convertible Preferred Stock of the Company at a price of $8.68 per share (after giving effect to the
1-for-20
reverse stock split the Company implemented on May 15, 2023). The Series A Convertible Preferred Stock is convertible into shares of the Company’s common stock on a one-to-one
basis. The closing of the equity investment took place on May 19, 2023, and (to comply with Nasdaq listing requirements) the Company’s shareholders approved such convertibility on July 19, 2023.
2025 Equity Private Placement
On March 21, 2025, the Company entered into a Stock Purchase Agreement (the “2025 Equity Private Placement”) for a private placement of 499,998 shares of the Company’s common stock, at a purchase price of $2.75 per share for total gross proceeds of approximately $1.375 million. The closing of the 2025 Equity Private Placement occurred on March 25, 2025. The Company incurred transaction costs of $0.1 million for the 2025 Equity Private Placement. The Shares issued were not registered under the Securities Act of 1933, as amended, or any state securities laws and will be issued pursuant to the exemption from registration provided for under Section 4(a)(2) of the Securities Act as a transaction not involving a public offering.
In connection with the 2025 Equity Private Placement, the Company entered into a Registration Rights Agreement with the investors, dated March 21, 2025, pursuant to which the Company agreed to register the resale of the Shares pursuant to a registration statement which was filed with the SEC and declared effective by the SEC on May 15, 2025.
At-the-Market
Offering
On February 4, 2025, the Company filed a Registration Statement on Form
S-3
(the “Shelf”) with the Securities and Exchange Commission (the “SEC”) in relation to the registration of common stock, preferred stock, warrants and units of any combination thereof for an aggregate initial offering price not to exceed $25.0 million. The Registration Statement was declared effective by the SEC in February 2025.
On May 7, 2025, the Company and Guggenheim Securities, LLC (“Guggenheim Securities”) entered into a Sales Agreement (the “Sales Agreement”), pursuant to which the Company may offer and sell shares of common stock, no par value per share (the “Shares”), having an aggregate offering price of up to $20,000,000 from time to time through or to Guggenheim Securities, acting as the Company’s agent, subject to the application of General Instruction I.B.6 of
Form S-3 (“Instruction
I.B.6”) pertaining to primary offerings by certain registrants, including the Company. The Company has provided Guggenheim Securities with customary indemnification rights, and the Company will pay Guggenheim Securities cash commission of 3.0% of the gross proceeds of the Shares sold under the Sales Agreement.
During the year ended December 31, 2025, the Company sold 715,220 shares of its common stock for net proceeds of $2.1 million under the Sales Agreement, after deducting commissions paid to Guggenheim Securities of $0.1 million.
Basis of Presentation
The consolidated financial statements and the related disclosures have been prepared in accordance with U.S. generally accepted accounting principles. In the opinion of management, the consolidated financial statements reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position and the results of its operations for the fiscal years presented.
The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, Cyclerion Securities Corporation and Cyclerion GmbH which was dissolved in May 2024. All significant intercompany accounts and transactions have been eliminated in the preparation of the accompanying consolidated financial statements.
Going Concern
At each reporting period, in accordance with Accounting Standards Codification (“ASC”)
205-40,
Going Concern, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company’s evaluation entails analyzing prospective operating budgets and forecasts for expectations of the Company’s cash needs and comparing those needs to the current cash and cash equivalent balances. The Company is required to make certain additional disclosures if it concludes substantial doubt exists and it is not alleviated by the Company’s plans or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern.
This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC
205-40,
the future receipt of potential funding from future partnerships, equity or debt issuances, certain cost reduction measures and the potential milestones from the Akebia agreement cannot be considered probable at this time because these plans are not entirely within the Company’s control and/or have not been approved by the Board of Directors as of the date of these consolidated financial statements.

The Company expects that its cash and cash equivalents as of December 31, 2025, will be sufficient to fund operations through mid-2026,
however the Company will need to obtain additional funding to sustain operations as it expects to continue to generate operating losses for the foreseeable future. The Company’s expectation to generate negative operating cash flows in the future and the need for additional funding to support its planned operations, raise substantial doubt regarding the Company’s ability to continue as a going concern. Management’s plans to alleviate the conditions that raise substantial doubt include reduced spending, and the pursuit of additional capital. Management has concluded the likelihood that its plan to successfully obtain sufficient funding, or adequately reduce expenditures, while reasonably possible, is less than probable. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern. The accompanying financial statements have
been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.